Vessel revenue - Time chartered out vessel summary (Details) - Vessels [member] $ in Thousands	Jun. 30, 2020 USD ($)
Handymax [Member] | STI Pimlico [Member]
Time chartered out vessel summary [Line Items]
Operating leases daily rate receivable	$ 18
Handymax [Member] | STI Poplar [Member]
Time chartered out vessel summary [Line Items]
Operating leases daily rate receivable	18
LR2 [Member] | STI Rose [Member]
Time chartered out vessel summary [Line Items]
Operating leases daily rate receivable	$ 28